Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2011
Prospectus Date	rr_ProspectusDate	Dec. 08, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
(Wells Fargo Advantage Intrinsic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock
The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:

4th Quarter 2008 -20.22%

(Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011 is -10.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd Quarter 2009 +18.19%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th Quarter 2008 -20.22%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)